Significant Events (Tables)	12 Months Ended
Dec. 31, 2020
Significant Events Explanatory [Abstract]
Schedule of senior bonds
Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
Bonos USD	USD	5 years	2.70%	01-07-2020	750,000,000	01-07-2025
Total	USD				750,000,000
Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
Bonos USD	USD	10 years	3.79%	01-21-2020	200,000,000	01-21-2030
Total	USD				200,000,000
USTDW20320	UF	15 years and 3 months	3.50%	03-01-2020	5,000,000	09-01-2035
Total	UF				5,000,000